October 5, 2006

Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re: The Dreyfus Premier Third Century Fund, Inc.
CIK No. 030167
1940 Act File No. 811-2192
Registration Statement File No. 2-40341

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 56 to the Fund’s Registration Statement on Form N-
1A filed pursuant to Rule 485 (a) with the Securities and Exchange Commission on
September 26, 2006.

Please address any comments or questions to the undersigned at (212) 922-6883.

Very truly yours,

/s/ Kiesha Astwood
Kiesha Astwood

Cc: J. Prusnofsky
Fulbright & Jaworski L.L.P.
Ernst & Young LLP